Commitments and Contingencies - Contractual Obligations (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Oil and Gas Delivery Commitments and Contracts [Line Items]
Total	$ 1,528
2016	383
2017-2018	573
2019-2020	300
2021 & Beyond	272
Office Equipment [Member]
Oil and Gas Delivery Commitments and Contracts [Line Items]
Total	342
2016	43
2017-2018	87
2019-2020	72
2021 & Beyond	140
Drilling Rig Commitments [Member]
Oil and Gas Delivery Commitments and Contracts [Line Items]
Total	405
2016	194
2017-2018	211
Purchase Obligations [Member]
Oil and Gas Delivery Commitments and Contracts [Line Items]
Total	354
2016	28
2017-2018	115
2019-2020	139
2021 & Beyond	72
Firm Transportation Agreements [Member]
Oil and Gas Delivery Commitments and Contracts [Line Items]
Total	363
2016	96
2017-2018	125
2019-2020	83
2021 & Beyond	59
Other Contractual Obligation [Member]
Oil and Gas Delivery Commitments and Contracts [Line Items]
Total	64
2016	22
2017-2018	35
2019-2020	6
2021 & Beyond	$ 1